Taxation (Details) - Schedule of Net Operating Loss from HK Will Carry Forward Indefinitely	Dec. 31, 2023 USD ($)
Schedule of net operating loss from HK will carry forward indefinitely [Line Items]
Net operating loss carryforwards indefinitely	$ 5,264,641
Total	$ 5,264,641